Vessels held for sale (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 M V Free Hero [Member]	Dec. 31, 2012 M V Free Jupiter [Member]	Dec. 31, 2012 M V Free Impala [Member]	Feb. 28, 2011 M V Free Neptune [Member]	Dec. 31, 2012 M V Free Neptune [Member]	Dec. 31, 2011 Vessels [Member]
Impairment of Long-Lived Assets to be Disposed of	$ (23,978)	$ 12,480	$ (62,414)	$ 2,880	$ 3,360	$ 3,360		$ 2,880	$ 23,483
Dry Docking Cost And Special Survey							$ 373